ROYALTY INTEREST (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about royalty interest [Table Text Block]
Balance, December 31, 2014	$29,327,960
Adjusted for:
Depletion	(1,716,848)
Impairment charge	(3,973,699)
Cumulative translation adjustments	5,161,567
Balance, December 31, 2015	28,798,980
Adjusted for:
Acquisition	145,000
Depletion	(2,163,221)
Cumulative translation adjustments	(949,607)
Balance, December 31, 2016	25,831,152
Adjusted for:
Depletion	(2,282,276)
Cumulative translation adjustments	(1,605,133)
Balance, December 31, 2017	$21,943,743